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January 10, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Legg Mason Partners Equity Trust

Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed on behalf of Legg Mason ClearBridge Equity Income Builder Fund (“LMCB Equity Income Builder Fund”), a series of the Registrant, with respect to its proposed reorganization with Legg Mason ClearBridge Dividend Strategy Fund (“LMCB Dividend Strategy Fund”), also a series of the Registrant

Securities Act File No. 333-170728

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify that the form of Registration Statement on Form N-14 for LMCB Equity Income Builder Fund with respect to its proposed reorganization with LMCB Dividend Strategy Fund that would have been filed under Rule 497(c) would not have differed from that filed as part of Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 on January 5, 2010. That Post-Effective Amendment became effective on January 5, 2010, pursuant to Rule 485(b) under the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Harris C. Goldblat, Legg Mason & Co., LLC

Benjamin J. Haskin, Willkie Farr & Gallagher LLP

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